UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 24F-2

Annual Notice of Securities Sold
Pursuant to Rule 24f-2

1.	Name and address of issuer:

Curian Variable Series Trust
7601 Technology Way
Denver, CO 80237

2.
The name of each series or class of securities for which this Form is filed (If the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes):  []

	Series Name	Series ID	Class ID
1	Curian Guidance – Interest Rate Opportunities Fund	S000040531	C000125754

2	Curian Guidance – Multi-Strategy Income Fund	S000040542	C000125765

3	Curian Guidance – Growth Fund	S000040543	C000125766

4	Curian Guidance – Moderate Fund	S000035579	C000108990

5	Curian Guidance – Equity 100 Fund	S000037896	C000116992

6	Curian Guidance – Fixed Income 100 Fund	S000037897	C000116993

7	Curian Guidance – Institutional Alt 65 Fund	S000035592	C000109003

8	Curian Guidance – Institutional Alt 100 Moderate Fund	S000035593	C000109004

9	Curian Guidance – Institutional Alt 100 Conservative Fund	S000040544	C000125767

10	Curian Guidance – Institutional Alt 100 Growth Fund	S000040545	C000125768

11	Curian Guidance – International Opportunities Conservative Fund	S000040546	C000125769

12	Curian Guidance – International Opportunities Moderate Fund	S000040547	C000125770

13	Curian Guidance – International Opportunities Growth Fund	S000040548	C000125771

14	Curian Guidance – Maximum Growth Fund	S000035589	C000109000

15	Curian Guidance – Conservative Fund	S000035568	C000108979

16	Curian Guidance – Moderate Growth Fund	S000035588	C000108999

17	Curian Guidance – Equity Income Fund	S000035587	C000108998

18	Curian Guidance – Real Assets Fund	S000040549	C000125772

19	Curian Guidance – Tactical Maximum Growth Fund	S000035591	C000109002

20	Curian Guidance – Tactical Moderate Growth Fund	S000035590	C000109001

21	Curian Dynamic Risk Advantage – Growth Fund	S000035573	C000108984

22	Curian Dynamic Risk Advantage – Diversified Fund	S000035572	C000108983

23	Curian Dynamic Risk Advantage – Income Fund	S000035574	C000108985

24	Curian Tactical Advantage 35 Fund	S000035569	C000108980

25	Curian Tactical Advantage 60 Fund	S000035570	C000108981

26	Curian Tactical Advantage 75 Fund	S000035571	C000108982

27	Curian/Aberdeen Latin America Fund	S000040532	C000125755

28	Curian/American Funds Global Growth Fund	S000041929	C000130223

29	Curian/American Funds Growth Fund	S000035575	C000108986

30	Curian/AQR Risk Parity Fund	S000035576	C000108987

31	Curian/Ashmore Emerging Market Small Cap Equity Fund	S000040533	C000125756

32	Curian/Baring International Fixed Income Fund	S000040534	C000125757

33	Curian/BlackRock Global Long Short Credit Fund	S000040535	C000125758

34	Curian/DFA U.S. Micro Cap Fund	S000037898	C000116994

35	Curian/DoubleLine Total Return Fund	S000041930	C000130224

36	Curian/Eaton Vance Global Macro Absolute Return Advantage Fund	S000040536	C000125759

37	Curian/Epoch Global Shareholder Yield Fund	S000035577	C000108988

38	Curian/FAMCO Flex Core Covered Call Fund	S000035578	C000108989

39	Curian Focused International Equity Fund	S000041931	C000130225

40	Curian Focused U.S. Equity Fund	S000041932	C000130226

41	Curian/Franklin Templeton Frontier Markets Fund	S000037899	C000116995

42	Curian/Franklin Templeton Natural Resources Fund	S000035580	C000108991

43	Curian/Lazard International Strategic Equity Fund	S000040537	C000125760

44	Curian Long Short Credit Fund	S000040538	C000125761

45	Curian/Neuberger Berman Currency Fund	S000037900	C000116996

46	Curian/Nicholas Convertible Arbitrage Fund	S000035582	C000108993

47	Curian/PIMCO Credit Income Fund	S000035583	C000108994

48	Curian/PineBridge Merger Arbitrage Fund	S000035584	C000108995

49	Curian/Schroder Emerging Europe Fund	S000040539	C000125762

50	Curian/T. Rowe Price Capital Appreciation Fund	S000041933	C000130227

51	Curian/The Boston Company Equity Income Fund	S000035585	C000108996

52	Curian/The Boston Company Multi-Alpha Market Neutral Equity Fund	S000035586	C000108997

53	Curian/UBS Global Long Short Income Opportunities Fund	S000040540	C000125763

54	Curian/Urdang International REIT Fund	S000040541	C000125764

55	Curian/Van Eck International Gold Fund	S000037901	C000116997

3.         Investment Company Act File Number:

811-22613

Securities Act File Number:

333-177369

4(a).     Last day of fiscal year for which this Form is filed:

December 31, 2013

4(b).           []           Check box if this Form is being filed late (i.e., more than 90 calendar days after the end of the issuer’s fiscal year.).  (See Instruction A.2)

4(c).           []           Check box if this is the last time the issuer will be filing this Form.

5.           Calculation of registration fee:

(i)	Aggregate sale price of securities sold during the fiscal year pursuant to section 24(f): $ 2,249,508,829

(ii)	Aggregate price of securities redeemed or repurchased during the fiscal year:
$ 1,004,655,513

(iii)
Aggregate price of securities redeemed or repurchased during any prior fiscal year ending no earlier than October 11, 1995 that were not previously used to reduce registration fees payable to the Commission:

$ 0

(iv)	Total available redemption credits [add Items 5(ii) and 5(iii)]:
$ 1,004,655,513

(v)	Net sales -- if Item 5(i) is greater than Item 5(iv) [subtract Item 5(iv) from Item 5(i)]: $ 1,244,853,316

(vi)	Redemption credits available for use in future years
$ 0
-- if Item 5(i) is less than Items 5(iv) [subtract Item 5(iv) from Item 5(i)]:

(vii)	Multiplier for determining registration fee (See Instruction C.9):
x 0.0001288

(viii)	Registration fee due [multiply Item 5(v) by item 5(vii)] (enter “0” if no fee is due):
=$ 160,337

6.           Prepaid Shares

If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: __________  If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: __________.

7.	Interest due -- if this Form is being filed more than 90 days after the end of the issuer’s fiscal year (see Instruction D):
+$ 0

8.	Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:
=$ 160,337

9.	Date the registration fee and any interest payment was sent to the Commission’s lockbox depository: March 18, 2014

Method of Delivery:
[X] Wire Transfer
[] Mail or other means

SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

By (Signature and Title)*

/s/ Daniel W. Koors
Daniel W. Koors
Treasurer and Chief Financial Officer
Date:	March 21, 2014

*Please print the name and title of the signing officer below the signature.